NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

25.                               NET INCOME (LOSS) PER SHARE

The calculation of the net income (loss) per share is as follows:

	Year ended
	December 31, 2009		December 31, 2010	December 31, 2011
Numerator used in basic and diluted net income (loss) per share:
Income (loss) attributable to WSP Holdings	$4,175		$(118,763)	$(68,480)
Shares (denominator)
Weighted average ordinary shares outstanding used in computing basic earnings per share	205,789,800		204,771,144	204,375,226
Plus: incremental weighted average ordinary shares from assumed exercise of options using the treasury stock method	—	(i)	— (i)	— (i)
Weighted average ordinary shares outstanding used in computing diluted earnings per share	205,789,800		204,771,144	204,375,226
Net income (loss) per share-basic:
Net income (loss) attributable to WSP Holdings per ordinary share-basic	$0.02		$(0.58)	$(0.34)
Net income (loss) per share-diluted:
Net income (loss) attributable to WSP Holdings per ordinary share-diluted	$0.02		$(0.58)	$(0.34)

(i)

The Company had 4,994,000, 4,790,000 and 4,306,000 outstanding share option which could potentially dilute basic net income (loss) per share, but which were excluded from the computation of diluted net income (loss) per share in the years ended December 31, 2009, 2010 and 2011 respectively, as the effect would have been anti-dilutive.